Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease expense	$ 86,002	$ 77,762	$ 106,430	$ 122,743
Short term lease cost	0	44,631	48,423	63,508
Measurement of operating lease liabilities	82,751	93,696	120,976	144,553
Operating lease liabilities cash paid	$ 74,028	$ 89,984	$ 113,791	$ 133,258
Weighted average discount rate	5.00%		5.00%
Weighted average remaining term	1 year 9 months 18 days
Weighted average remaining term			2 years 7 months 6 days